Stockholders’ equity (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Unvested Restricted Stock

	Weighted Average Grant Date Fair Value
Unvested at February 9, 2023 (inception)	-	$-
Granted	6,000,000	0.0001
Vested	(1,250,000)	0.0001
Unvested at December 31, 2023	4,750,000	0.0001
Vested	(1,500,000)	0.0001
Unvested at December 31, 2024	3,250,000	$0.0001

Founders [Member]
Schedule of Unvested Restricted Stock
	Founders Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	2,437,500	$0.00001
Granted	1,500,000	0.62000
Vested	(3,937,500)	0.23620
Unvested at September 30, 2025	-	$-

Consultants [Member]
Schedule of Unvested Restricted Stock
	Consultant Shares	Weighted Average Grant Date Fair Value
Unvested at December 31, 2024	-	$-
Granted	729,168	1.05794
Vested	(370,834)	0.62000
Unvested at September 30, 2025	358,334	$1.50000